General - Additional Information (Detail) - USD ($)				1 Months Ended		2 Months Ended	12 Months Ended			19 Months Ended	26 Months Ended
	Nov. 15, 2019	Nov. 05, 2018	Nov. 23, 2016	May 31, 2021	Jul. 31, 2020	May 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	May 31, 2021	Jan. 11, 2019	Nov. 04, 2019
General [Line Items]
Shares purchase program, authorized amount			$ 250,000,000
Shares repurchase program expiration date	Dec. 16, 2019		Jan. 11, 2019
Treasury stock, shares repurchased	280,719						332,033	280,719	888,719		2,493,378
Treasury stock, average price per share	$ 91.00						$ 75.23				$ 100.28
Special cash dividend declared date							Nov. 05, 2018
Special cash dividend declared on ordinary shares		$ 500,000,000
Special cash dividend paid per share on ordinary shares		$ 12.86
Date of special cash dividend paid on ordinary shares							Dec. 28, 2018
Special cash dividend to stareholders of record date on ordinary shares							Dec. 11, 2018
Shares authorized to purchase under stock repurchase program												300,000,000
Treasury stock, aggregate purchase price							$ 746,472,000	$ 721,494,000
Aquinox Pharmaceuticals (Canada) Inc. [Member]
General [Line Items]
Acquisition of all issued and outstanding shares of Aquinox					$ 8,200,000
Maximum [Member]
General [Line Items]
Treasury stock, aggregate purchase price	$ 225,000,000
Subsequent Event [Member]
General [Line Items]
Shares purchase program, authorized amount				$ 300,000,000		$ 300,000,000				$ 300,000,000
Treasury stock, shares repurchased						175,975				788,727
Treasury stock, average price per share						$ 73.71
Shares authorized to purchase under stock repurchase program				300,000,000		300,000,000				300,000,000
Stock repurchase program, remaining authorized repurchase amount				$ 236,500,000		$ 236,500,000				$ 236,500,000
Subsequent Event [Member] | 280,719 shares at an Average Price of $91.00 [Member]
General [Line Items]
Treasury stock, shares repurchased										280,719
Treasury stock, average price per share										$ 91.00
Subsequent Event [Member] | 508,008 Shares at an Average Price of $74.70 [Member]
General [Line Items]
Treasury stock, shares repurchased										508,008
Treasury stock, average price per share										$ 74.70
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of ordinary shares owned by majority share holder							29,497,813
Percentage of ordinary shares owned by majority share holder							77.80%
Vote attributable to share equity							85.20%
Sun Pharmaceutical Industries Ltd. [Member] | Subsequent Event [Member]
General [Line Items]
Percentage of ordinary shares owned by majority share holder				78.10%		78.10%				78.10%
Vote attributable to share equity				85.40%		85.40%